CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Non-controlling Interest	Dividends declared	Dividends declared Retained Earnings	Dividends declared Tsakos Energy Navigation Limited	Dividends paid	Dividends paid Retained Earnings	Dividends paid Tsakos Energy Navigation Limited	Series B Preferred Shares	Series B Preferred Shares Retained Earnings	Series B Preferred Shares Tsakos Energy Navigation Limited	Series C Preferred Shares	Series C Preferred Shares Retained Earnings	Series C Preferred Shares Tsakos Energy Navigation Limited	Series D Preferred Shares	Series D Preferred Shares Retained Earnings	Series D Preferred Shares Tsakos Energy Navigation Limited	Common Shares	Common Shares Additional Paid-in Capital	Common Shares Treasury stock	Common Shares Retained Earnings	Common Shares Tsakos Energy Navigation Limited	Series E Preferred Shares	Series E Preferred Shares Retained Earnings	Series E Preferred Shares Tsakos Energy Navigation Limited	Series F Preferred Shares	Series F Preferred Shares Preferred Shares	Series F Preferred Shares Additional Paid-in Capital	Series F Preferred Shares Retained Earnings	Series F Preferred Shares Tsakos Energy Navigation Limited
BALANCE, at Dec. 31, 2017	$ 1,508,138	$ 12,025	$ 87,339	$ 857,998	$ (5,736)	$ 547,937	$ (5,305)	$ 1,494,258	$ 13,880
Treasury stock shares, number of shares at Dec. 31, 2017					1,019,069
Adoption of new accounting standard	(1,311)					(1,311)		(1,311)
Net income (loss)	(22,901)					(21,468)		(21,468)	(1,433)
Capital contribution from noncontrolling interest owners to subsidiary	0
Issuance of shares																																	$ 130,553	$ 5,400	$ 125,153		$ 130,553
Sale of Shares, shares																											(1,016,870)
Sale of Shares, value																									$ 3,571	$ (44)	$ 5,660	$ (2,045)	$ 3,571
Common dividends										$ (4,379)	$ (4,379)	$ (4,379)	$ (4,337)	$ (4,337)	$ (4,337)
Dividends paid on Preferred shares																$ (2,000)	$ (2,000)	$ (2,000)	$ (2,219)	$ (2,219)	$ (2,219)	$ (3,746)	$ (3,746)	$ (3,746)						$ (5,319)	$ (5,319)	$ (5,319)
Other comprehensive income (loss)	786						786	786
BALANCE, at Jun. 30, 2018	1,596,836	17,425	87,339	983,107	$ (76)	501,113	(4,519)	1,584,389	12,447
Treasury stock shares, number of shares at Jun. 30, 2018					2,199
BALANCE, at Dec. 31, 2018	1,506,777	18,025	87,605	996,833	$ 0	400,933	(8,660)	1,494,736	12,041
Treasury stock shares, number of shares at Dec. 31, 2018					0
Net income (loss)	10,431					11,537		11,537	(1,106)
Capital contribution from noncontrolling interest owners to subsidiary	10,000								10,000
Sale of Shares, shares																											(267,877)
Sale of Shares, value	871		268	603				871
Common cash dividends													$ (4,392)	$ (4,392)	$ (4,392)
Series B preferred cash dividends										$ (1,000)	$ (1,000)	$ (1,000)
Series B Redeemable preferred shares declared	(50,000)	(2,000)		(45,250)		(2,750)		(50,000)
Dividends paid on Preferred shares																$ (2,000)	$ (2,000)	$ (2,000)	$ (2,218)	$ (2,218)	$ (2,218)	$ (3,746)	$ (3,746)	$ (3,746)						$ (5,319)	$ (5,319)	$ (5,319)	$ (7,125)			$ (7,125)	$ (7,125)
Other comprehensive income (loss)	(9,490)						(9,490)	(9,490)
BALANCE, at Jun. 30, 2019	$ 1,442,789	$ 16,025	$ 87,873	$ 952,186	$ 0	$ 383,920	$ (18,150)	$ 1,421,854	$ 20,935
Treasury stock shares, number of shares at Jun. 30, 2019					0